BORROWINGS - Narrative (Details) € in Millions, $ in Millions, $ in Trillions			1 Months Ended
	Jun. 12, 2019 USD ($)	Jun. 06, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 21, 2019 USD ($)	Jun. 06, 2019 COP ($)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal value		$ 333,000,000					$ 1.1
Corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,700,000,000.0
Term extension	1 year
Interest rate	1.20%
Letter of credit facility
Disclosure of detailed information about borrowings [line items]
Principal value			$ 400,000,000
Increase in borrowing capacity			$ 100,000,000
Non-recourse Financing - 20 MW Hydroelectric Facility - Ontario
Disclosure of detailed information about borrowings [line items]
Principal value								$ 53,000,000	$ 70
Interest rate								4.13%	4.13%
Senior unsecured bonds maturing 4 years
Disclosure of detailed information about borrowings [line items]
Term		4 years
Senior unsecured bonds maturing 8 years
Disclosure of detailed information about borrowings [line items]
Term		8 years
Senior unsecured bonds maturing 15 years
Disclosure of detailed information about borrowings [line items]
Term		15 years
Senior unsecured bonds maturing 30 years
Disclosure of detailed information about borrowings [line items]
Term		30 years
Debt associated with European business
Disclosure of detailed information about borrowings [line items]
Principal value				$ 365,000,000	€ 325
Interest rate				3.18%	3.18%
Upfinancing associated with North American business
Disclosure of detailed information about borrowings [line items]
Principal value						$ 30,000,000
Interest rate						3.42%
IPC | Senior unsecured bonds maturing 4 years
Disclosure of detailed information about borrowings [line items]
Interest rate		6.09%					6.09%
IPC | Senior unsecured bonds maturing 8 years
Disclosure of detailed information about borrowings [line items]
Interest rate		6.98%					6.98%
IPC | Senior unsecured bonds maturing 15 years
Disclosure of detailed information about borrowings [line items]
Interest rate		3.68%					3.68%
IPC | Senior unsecured bonds maturing 30 years
Disclosure of detailed information about borrowings [line items]
Interest rate		3.97%					3.97%